FINANCE LEASE OBLIGATIONS AND OTHERS	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Sale Leaseback Transaction Disclosure
25.	FINANCE LEASE OBLIGATIONS AND OTHERS

Zhejiang Jinko Finance Leasing Co., Ltd. (“Zhejiang leasing”) was a wholly owned subsidiary of the Company. On November 7, 2016, the Company disposed Zhejiang Leasing with the consideration of RMB183.0 million (USD26.4 million). The transaction was closed on November 30, 2016. Loss of disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Until December 31, 2018, RMB13.1 million (USD2.0 million) of the consideration has been collected. Outstanding considerations with the amount of RMB 169.9 million (US$ 24.7 million) are expected to be settled by the end of 2019.

During the year ended December 31, 2015 and 2016, the Company sold certain module equipment (“leased assets”) to Zhejiang Leasing (the “purchaser-lessor”) and simultaneously entered into one or three-year contracts to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contracts, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The accounting was eliminated as intercompany transaction in the consolidated financial statements of the Company in previous periods. Upon the disposition of Zhejiang leasing, the lease is classified as capital lease. In October 2017, the contract was early terminated upon both parties' approval. The Company recognized finance expenses amounted to RMB1.4 million upon the early termination of the contract.

In May 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB201.1 million to a third party (the “purchaser-lessor”) for consideration of RMB150.0 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB51.1 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In July 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB815.4 million to a third party (the “purchaser-lessor”) for consideration of RMB600.0 million and simultaneously entered into a four-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over four years and is entitled to obtain the ownership of these equipment at RMB0.6 million upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB215.4 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In November 2017, the Company entered into a two-year finance leasing contract with a third-party lessor to lease certain machinery and equipment with carrying amount of RMB74.9 million. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over two years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

In January 2018, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB52.0 million to a third party (the “purchaser-lessor”) for consideration of RMB50.0 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at RMB1.0 yuan upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB2.0 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In May 2018, the Company entered into a two-year finance leasing contract with a third-party lessor to lease certain machinery and equipment with carrying amount of RMB72.0 million. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over two years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

As of December 31, 2017 and 2018, the net value of the leased assets are:

	As of December 31,
	2017	2018
	RMB	RMB

Equipment	824,892,821	936,961,787
Less: accumulated depreciation	(44,196,469)	(116,935,527)
Net Value	780,696,352	820,026,260

As of December 31, 2018, future minimum payments required under non-cancellable capital and financing lease are:

Year ending December 31,	RMB
Year ended December 31,
2019	274,920,585
2020	213,714,266
2021	124,790,398
Total minimum lease payments	613,425,249
Less: Amount representing interest	(35,231,837)
Present value of net minimum lease payments	578,193,412
Current portion	239,781,124
Non-current portion	338,412,288

The Group amortized deferred losses related to sales leaseback transactions amounted to nil, RMB14,714,339 and RMB36,638,880 during the year ended December 31, 2016, 2017 and 2018.